UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 to September 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2019
Voya Government Money Market Fund
Classes A, C, I, L, O, and W
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available: on www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.
Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will achieve its investment objective. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

PRESIDENT’S LETTER

Getting from Short Term to Long Term
Dear Shareholder,
Volatility was a defining feature of the markets during the reporting period, alternately intensifying and easing as investors weighed the twists and turns of the U.S.’s fraught trade negotiations with China. Incoming data continued to cloud the economic outlook, especially reports of weakening global manufacturing activity and slowing consumer spending. There were nonetheless some bright spots: home sales increased as mortgage rates eased and household income grew; and the savings rate increased, a sign that consumers have reserves available and are not over-borrowing. The U.S. Federal Reserve Board reacted to the economic worries with two interest rate cuts; first at its July policy meeting, then again in September.
Investors responded to the uncertain market conditions with lack of conviction; alternately retreating into bonds and then embracing stocks. Nevertheless, both asset classes have delivered respectable results over the reporting period and year-to-date as of September 30, 2019. Stocks, as measured by the S&P 500® Index, returned 6.08% for the six-month reporting period and 20.55% year-to-date. Bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42% for the six-month reporting period and 8.52% year-to-date.
The slowdown in global industrial activity, which began in 2018 as China started rebalancing toward a more consumer-orientedeconomy, has been exacerbated by trade tensions and is threatening to induce a recession. While the slowdown is not yet over we believe it is near a bottom, assuming no further escalation of trade tensions. Our assessment is that a further slowing of global growth is far more likely than a recession in the U.S. or Europe. We believe the proactive steps taken by central banks, the prospect of fiscal support and the potential for self-interest to cap the magnitude of the trade dispute, all suggest that industrial weakness will not spread deeply enough into the services sector to lead to payroll losses, or ultimately to a recession.
Despite this positive potential of the longer-term outlook, investors find themselves sailing in turbulent waters today. Events of the moment can seem overwhelming, demanding immediate action. In actuality, the most effective response may be for investors to take a step back and reflect on why their portfolio is structured the way it is: most likely, to achieve a set of defined, long-term objectives. Unless those objectives have changed as a result of personal circumstance, it is probably wise not to change the portfolio. If your long-term goals have changed, then you should thoroughly discuss any potential investment changes with your financial advisor before taking action.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 28, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended September 30, 2019

As our new fiscal year commenced, global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, were already up 12.61% in 2019. Many investors must have entered 2019 with trepidation, rattled by an intensifying economic slowdown outside of the U.S., an escalating trade war between the U.S. and China, and the Federal Open Market Committee (“FOMC”), having raised rates in December for the fourth time in 2018, all set to continue in 2019. (The Index returned 4.56% for the six-months ended September 30, 2019, measured in U.S. dollars.)
Relief came when FOMC Chairman Powell abruptly changed his tune. The FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that the U.S. and China would find some face-saving “deal”.
Fears on both fronts: the trade war and slowing global growth, would ebb and flow in the six-months that followed, and by the end of a rollercoaster ride, the Index was up another 5.21%.
On perceived slowing global growth, there was little relief from most of the incoming data.
In Europe, manufacturing was in contraction. The euro zone’s annual growth in gross domestic product (“GDP”) in the second quarter of 2019 was just 1.2%. German GDP actually fell in the second quarter, as it did in the UK, whose new hard-line prime minister seemed intent on leaving the European Union without a deal.
Japan, with manufacturing also in contraction, managed GDP growth of 1.3% annualized in the second quarter. But exports and imports were both falling and core inflation languished at 0.6%, with a demand-dampening sales tax increase waiting on October 1.
China’s GDP grew at 6.2% in the second quarter, the smallest advance in 27 years. Industrial production was expanding at the slowest pace in 17 years, retail sales near the slowest in 16 years.
In the U.S., annualized first quarter growth surprised to the upside at 3.1%. However, growth was flattered by volatile inventory and trade elements, and fell to 2.0% in the second quarter. This was heavily dependent on consumer spending, supported by the lowest unemployment rate since 1969.
Entering May, the path of least resistance for the Index still seemed upwards. This all changed when the President tweeted his intention to raise the existing 10% tariff on some $250 billion of Chinese imports, to 25%. Trade negotiations with China had evidently broken down. Later he unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The European Central Bank announced its willingness to cut its already negative deposit rate and resume bond purchases (and finally did so in September). The Bank of Japan also promised increased stimulus. Plans for tariffs on Mexican imports were “indefinitely suspended”, and investors were finally left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
July was a comparatively quiet month. The FOMC duly cut the federal funds rate by 25 basis points (0.25%), but disappointed some, including the President, by referring to it as only a
“mid-cycle adjustment”. And it was back to trade-war angst in August, as first the President announced 10% tariffs on the approximately $300 billion of Chinese imports as yet unaffected, and then increased existing and planned tariffs by 5% when China retaliated.
The market rollercoaster lurched back up in September. News that high-level trade talks between the U.S. and China would resume in October and that both sides had made goodwill gestures lifted the mood. Yet many were still skeptical that enough real goodwill existed to get a deal done. The FOMC cut rates again, without seeming to please anybody, again. The period ended with the world economy still slowing and market sentiment fragile.
In U.S. fixed income markets, the story was falling yields and yield curve inversion. The U.S. 30-year Treasury yield fell below 2% for the first time ever and dipped below the yield on the S&P 500® Index for the first time since the depths of the financial crisis. The curve partially inverted, with the three-month bill yield above the ten-year note yield every day after May 22 except one. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 5.42%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 6.08%, ending less than 2% below the record set on July 26. Bond surrogate utilities was the top performer, up 13.13%. Energy, exposed to a slowdown in global economic activity, and with the oil price down 10%, was the weakest, losing 8.96%.
In currencies, the dollar rose 2.94% against the euro and soared 6.05% against the Brexit-weakened pound, but lost 2.51% against the yen. The dollar still offers positive interest rates on its safest investments, unlike much of Europe. In times of market stress, however, Japan’s foreign investments tend to be repatriated, and yen-funded carry trades unwound, boosting the yen.
In international markets, the MSCI Japan® Index edged up 1.72% in the half-year, reflecting Japan’s own vulnerability to a trade war and the strong yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 6.87%, powered by resilient food, beverage and tobacco companies like Nestle and by industrials. The MSCI UK® Index rose 4.04%. The less economically sensitive health care sector made the biggest contribution, followed by industrials; materials detracted the most.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Voya Government Money Market Fund	Portfolio managers’ report

Investment Type Allocation as of September 30, 2019 (as a percentage of net assets)

U.S. Treasury Repurchase Agreement	76.3%
U.S. Government Agency Debt	17.5%
Assets in Excess of Other Liabilities	6.2%
Net Assets	100.0%
Portfolio holdings are subject to change daily.
Voya Government Money Market Fund (the “Fund”) seeks to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund is managed by David S. Yealy, Portfolio Manager of Voya Investment Management Co. LLC — the Sub-Adviser.
Portfolio Specifics: During the six-month period ended September 30, 2019, U.S. economic growth slowed with quarterly gross domestic product dropping from 3.1% in the first quarter of 2019 to 2.0% in the second quarter and 1.9% in the third quarter. U.S. inflation also dropped during the period, as measured by the core consumer price index falling to 1.7% from 1.9% at the end of the first quarter. Longer-term inflation expectations have moderated below the Federal Open Market Committee’s (“FOMC”) 2% target. The U.S. labor market continued its gradual tightening during the period, with unemployment dropping from 3.8% in March to 3.5% in September.
Wage pressures and wage inflation have not materialized despite the tight labor market, which should give the FOMC some concern. The FOMC cut short-term interest rates by 0.25% at both its July and September meetings in response to the increased risk from the trade dispute with China, the slowing U.S. and global economic growth and low inflation. Short-term government money market rates declined during the period in line with the FOMC rate cuts.
After the reporting period ended, the FOMC cut interest rates for a third time at its October meeting, messaging that the third move was an “insurance cut” to support economic activity, and that further actions would depend on incoming economic data. Market participants took this to mean that the FOMC was done with rate cuts for the time being, and that rate increases were not likely soon.
Preservation of capital, limiting interest rate risk and keeping an excess liquidity cushion were our primary objectives for the Fund during the period. Maximizing the yield and the total return of the Fund remained secondary objectives
The Fund maintained a shorter than normal weighted average maturity (“WAM”) during the majority of the period as the market was pricing in a more dovish FOMC than we expected. Market yields were fully pricing in the rate cuts prior to the rate moves, which limited the ability to pick up additional yield from extending maturities. The Fund maintained its exposure to floating-rate money market securities, shifting out of floaters tied to three-month LIBOR and into floaters tied to either one-month LIBOR or floaters tied to one-day SOFR as the three-month LIBOR rate reflected overly optimistic expectations for future rate cuts, in our opinion. The Fund took advantage of the cheapness of new issue T-bills from time to time, which allowed the Fund to capture some capital gains over and above the yield on those securities and to add incremental total return.
Current Strategy & Outlook: Looking ahead, we expect that the U.S. economy will stabilize near its current level, reflecting slower but still positive growth as compared to 2018 and early 2019. The FOMC may cut one more time in 2019 for additional insurance against the risk for the China trade related tariffs and to provide additional stimulus to help avoid a potential near-term recession. In terms of the Fund, we plan to maintain ample daily and weekly liquidity, while looking for opportunities to extend our WAM if or when the market starts to price in higher yields in anticipation that the FOMC is at or near the end of its current rate cutting cycle. We will otherwise maintain the shorter WAM, an exposure to floating-rate securities and look to take advantage of any market dislocations due to temporary supply and demand imbalances for short-term U.S. Treasury and agency securities.
Principal Risk Factors: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statement. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2019*	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2019*
Class A	$1,000.00	$1,010.30	0.40%	$2.01	$1,000.00	$1,023.00	0.40%	$2.02
Class C	1,000.00	1,005.20	1.40	7.02	1,000.00	1,018.00	1.40	7.06
Class I	1,000.00	1,010.30	0.40	2.01	1,000.00	1,023.00	0.40	2.02
Class L	1,000.00	1,010.30	0.40	2.01	1,000.00	1,023.00	0.40	2.02
Class O	1,000.00	1,010.30	0.40	2.01	1,000.00	1,023.00	0.40	2.02
Class W	1,000.00	1,010.30	0.40	2.01	1,000.00	1,023.00	0.40	2.02

*
Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

statement of assets and liabilities as of September 30, 2019 (Unaudited)

ASSETS:
Repurchase agreements	$164,188,000
Short-term investments at amortized cost	37,500,330
Cash	25,081
Receivables:
Investment securities sold	2,719
Fund shares sold	13,907,676
Interest	59,720
Prepaid expenses	48,204
Reimbursement due from manager	32,648
Other assets	27,057
Total assets	215,791,435
LIABILITIES:
Income distribution payable	1,470
Payable for fund shares redeemed	509,792
Payable for investment management fees	57,889
Payable for distribution and shareholder service fees	3,075
Payable for directors fees	2,848
Payable to directors under the deferred compensation plan (Note 5)	27,057
Other accrued expenses and liabilities	75,556
Total liabilities	677,687
NET ASSETS	$215,113,748
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$215,144,966
Total distributable loss	(31,218)
NET ASSETS	$215,113,748

See Accompanying Notes to Financial Statements

statement of assets and liabilities as of September 30, 2019 (Unaudited) (continued)

Class A
Net assets	$167,480,930
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	167,478,370
Net asset value and redemption price per share†	$1.00
Class C
Net assets	$3,693,232
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	3,693,156
Net asset value and redemption price per share†	$1.00
Class I
Net assets	$41,360,973
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	41,360,066
Net asset value and redemption price per share	$1.00
Class L
Net assets	$1,097,539
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	1,097,516
Net asset value and redemption price per share	$1.00
Class O
Net assets	$1,246,287
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	1,246,262
Net asset value and redemption price per share	$1.00
Class W
Net assets	$234,787
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	234,781
Net asset value and redemption price per share	$1.00

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended September 30, 2019 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,602
Interest	2,313,494
Total investment income	2,318,096
EXPENSES:
Investment management fees	345,157
Distribution and shareholder service fees:
Class C	18,862
Class O	1,554
Transfer agent fees:
Class A	89,495
Class C	2,306
Class I	27,390
Class L	686
Class O	760
Class W	145
Shareholder reporting expense	13,725
Registration fees	51,413
Professional fees	22,887
Custody and accounting expense	15,903
Directors fees	3,891
Miscellaneous expense	7,704
Total expenses	601,878
Waived and reimbursed fees	(185,969)
Net expenses	415,909
Net investment income	1,902,187
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	96,729
Net realized gain	96,729
Net change in unrealized appreciation (depreciation) on:
Net realized and unrealized gain	96,729
Increase in net assets resulting from operations	$1,998,916
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
FROM OPERATIONS:
Net investment income	$1,902,187	$3,676,118
Net realized gain	96,729	57,460
Increase in net assets resulting from operations	1,998,916	3,733,578
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,493,247)	(2,922,697)
Class C	(19,731)	(32,171)
Class I	(456,583)	(689,776)
Class L	(11,493)	(20,229)
Class O	(12,717)	(60,977)
Class W	(2,426)	(2,413)
Total distributions	(1,996,197)	(3,728,263)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	429,470,653	1,078,050,846
Reinvestment of distributions	1,984,341	3,666,481
	431,454,994	1,081,717,327
Cost of shares redeemed	(420,022,707)	(1,084,718,301)
Net increase (decrease) in net assets resulting from capital share transactions	11,432,287	(3,000,974)
Net increase (decrease) in net assets	11,435,006	(2,995,659)
NET ASSETS:
Beginning of year or period	203,678,742	206,674,401
End of year or period	$215,113,748	$203,678,742
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-19+	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	1.03	0.59	0.40	0.40	1.94	167,481	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.75	157,178	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.50	155,574	—
03-31-17	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.74	0.46(4)	0.46	0.00*	138,169	—
03-31-16	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.71	0.28(5)	0.28	0.00*	144,081	—
03-31-15	1.00	(0.00)*	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.01	0.68	0.19(6)	0.19	(0.00)*	174,152	—
Class C
09-30-19+	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.52	1.59	1.40	1.40	0.95	3,693	—
03-31-19	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.75	1.57	1.40	1.40	0.74	4,256	—
03-31-18	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.06	1.69	1.15(7)	1.15	0.02	4,054	—
03-31-17	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.08	1.74	0.46(4)	0.46	(0.00)*	2,410	—
03-31-16	1.00	(0.00)*•	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	1.71	0.28(5)	0.28	(0.00)*	3,681	—
03-31-15	1.00	0.00*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	1.68	0.19(6)	0.19	0.00*	2,526	—
Class I
09-30-19+	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	1.03	0.59	0.40	0.40	1.94	41,361	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.72	39,581	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.50	39,617	—
03-31-17	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.74	0.46(4)	0.46	0.00*	39,955	—
03-31-16	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.71	0.28(5)	0.28	(0.00)*	46,198	—
03-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.68	0.19(6)	0.19	(0.00)*	59,514	—
Class L
09-30-19+	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	1.03	0.59	0.40	0.40	1.95	1,098	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.72	1,146	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.48	1,203	—
03-31-17	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.74	0.46(4)	0.46	0.00*	1,440	—
03-31-16	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.71	0.28(5)	0.28	(0.00)*	1,902	—
03-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.68	0.19(6)	0.19	(0.00)*	2,464	—
Class O
09-30-19+	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	1.03	0.84	0.40	0.40	1.94	1,246	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.77	0.82	0.40	0.40	1.57	1,248	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.94	0.64	0.64	0.49	6,162	—
03-31-17	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.99	0.46(4)	0.46	0.00*	6,938	—
03-31-16	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.96	0.28(5)	0.28	(0.00)*	7,546	—
03-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.93	0.19(6)	0.19	(0.00)*	8,302	—
Class W
09-30-19+	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	1.03	0.59	0.40	0.40	1.94	235	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.82	269	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.48	64	—
03-31-17	1.00	(0.00)*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.74	0.46(4)	0.46	(0.00)*	99	—
03-31-16	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.71	0.28(5)	0.28	0.00	27	—
03-31-15	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.01	0.68	0.19(6)	0.19	(0.00)*	40	—
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Expense ratios reflect waivers of 0.26%, 1.26%, 0.26%, 0.26%, 0.51% and 0.26% of management fees, distribution and shareholder servicing fees for Classes A, C, I, L, O and W, respectively, in order to maintain a net yield of not less than zero.

(5)
Expense ratios reflect waivers of 0.41%, 1.41%, 0.41%, 0.41%, 0.66% and 0.41% of management fees, distribution and shareholder servicing fees for Classes A, C, I, L, O and W, respectively, in order to maintain a net yield of not less than zero.

(6)
Expense ratios reflect waivers of 0.49%, 1.49%, 0.49%, 0.49%, 0.74% and 0.49% of management fees, distribution and shareholder servicing fees for Classes A, C, I, L, O and W, respectively, in order to maintain a net yield of not less than zero.

(7)
Expense ratios reflect a waiver of 0.49% of distribution and shareholder servicing fees for Class C in order to maintain a net yield of not less than zero.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
Prior to the close of business on November 8, 2019, Voya Government Money Market Fund (“Government Money Market” or the “Fund”), was a separate active series under Voya Series Fund, Inc. (the “Company”). The Company was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end management investment company. Prior to the close of business on November 8, 2019 there were six separate active series which comprised the Company and effective on the close of business on November 8, 2019, there were no active series which comprised the Company.
Effective on the close of business on November 8, 2019, Government Money Market is now a separately managed series under the Voya Funds Trust (“Trust”). The Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of seven separately managed series. This report is for Government Money Market, a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class L, Class O and Class W. At the close of business on November 22, 2019, all outstanding Class L and Class O shares of Government Money Market were converted to Class A shares of the Fund. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees. Class L shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Fund’s Board of Directors (“Board”) has established procedures designed to stabilize, to the extent reasonably

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

possible, the share price of the Fund, there can be no assurance that the Fund’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.
C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date.
Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the Fund. Please refer to the table within the Portfolio of Investments for open repurchase agreements subject to the MRA on a net basis at September 30, 2019.
G. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rate: 0.35% on all assets.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 4 — DISTRIBUTION AND SERVICE FEES
Class C shares of the Fund have a distribution and shareholder services plan and Class O shares of the Fund have a shareholder services plan (the “Plans”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class C shares and 0.25% for Class O shares of the value of average daily net assets of the respective class for expenses incurred in the distribution and/or shareholder servicing of the Fund’s shares. Pursuant to the Plans, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
The Distributor has contractually agreed to waive the service fee for Class O shares of the Fund. This waiver is not eligible for recoupment. For the period ended September 30, 2019, the Distributor waived $1,554 of such fees. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser and the Distributor have contractually agreed to waive a portion of their management fees, distribution and/or shareholder servicing fees, as applicable, and to reimburse certain

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero. There is no guarantee the Fund will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser within three years subject to certain restrictions. Distribution and shareholder services fees waived are not subject to recoupment. For the period ended September 30, 2019, there were no waivers necessary to assist the Fund in maintaining a net yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
As of September 30, 2019, amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
September 30,
2020	2021	2022	Total
$196,449	$—	$—	$196,449
The Distributor may also retain the proceeds of the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the period ended September 30, 2019, the Distributor retained the following amounts in sales charges:
Class C
Contingent Deferred Sales Charges:	$158
NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:
Subsidiary	Percentage
Voya Institutional Trust Company	19.11%
Voya Investments Distributor, LLC	14.32
Voya Retirement Insurance and Annuity Company	33.63
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 6 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Company, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Class A	Class C	Class I	Class L	Class O	Class W
0.40%	1.40%	0.40%	0.40%	0.65%	0.40%
The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
September 30,
2020	2021	2022	Total
$ —	$227,978	$379,222	$607,200
The Expense Limitation Agreement is contractual through August 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 7 — LINE OF CREDIT
Effective May 17, 2019, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the period ended September 30, 2019, the Fund did not utilize the line of credit.

NOTE 8 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2019	415,785,659	—	1,484,226	(406,968,536)	—	10,301,349	415,785,645	—	1,484,226	(406,968,536)	—	10,301,335
3/31/2019	1,061,971,521	—	2,902,514	(1,063,274,438)	—	1,599,597	1,061,971,521	—	2,902,514	(1,063,274,438)	—	1,599,597
Class C
9/30/2019	996,654	—	19,496	(1,579,253)	—	(563,103)	996,654	—	19,496	(1,579,253)	—	(563,103)
3/31/2019	3,489,162	—	31,098	(3,317,779)	—	202,481	3,489,162	—	31,098	(3,317,779)	—	202,481
Class I
9/30/2019	12,678,158	—	454,062	(11,353,345)	—	1,778,875	12,678,158	—	454,061	(11,353,345)	—	1,778,874
3/31/2019	11,767,921	—	688,419	(12,493,421)	—	(37,081)	11,767,921	—	688,419	(12,493,421)	—	(37,081)
Class L
9/30/2019	1	—	11,483	(60,290)	—	(48,806)	1	—	11,483	(60,290)	—	(48,806)
3/31/2019	23	—	20,206	(76,736)	—	(56,507)	23	—	20,206	(76,736)	—	(56,507)
Class O
9/30/2019	5,502	—	12,650	(19,664)	—	(1,512)	5,502	—	12,650	(19,664)	—	(1,512)
3/31/2019	478,167	—	21,837	(5,414,558)	—	(4,914,554)	478,167	—	21,837	(5,414,558)	—	(4,914,554)
Class W
9/30/2019	4,693	—	2,425	(41,619)	—	(34,501)	4,693	—	2,425	(41,619)	—	(34,501)
3/31/2019	344,052	—	2,407	(141,369)	—	205,090	344,052	—	2,407	(141,369)	—	205,090
NOTE 9 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Six Months Ended September 30, 2019	Year Ended March 31, 2019
Ordinary Income	Ordinary Income
$1,996,197	$3,728,263

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of September 30, 2019 were:
Undistributed Ordinary Income
$5,100
At September 30, 2019, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2019, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.
NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS
The Fund has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Fund has concluded that the change in accounting principle does not materially impact the financial statement amounts.
Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after
December 15, 2019 and interim periods within those annual periods. At this time, the Fund has elected to early adopt the amendments that allow for removal of disclosure requirements related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. These changes did not have a material impact on the Fund’s financial statements. The Fund plans to adopt the amendments that require additional fair value measurement disclosures for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Fund is currently evaluating the impact of these changes on the financial statements.
NOTE 11 — AUDITOR CHANGE
On September 12, 2019, KPMG LLP (“KPMG”) was dismissed as the independent registered public accounting firm to the Company, on behalf of the Fund. The decision to change independent registered public accounting firms was recommended by the Audit Committee of the Board and was approved by the Board.
KPMG’s reports on the Fund’s financial statements for the fiscal years ended March 31, 2019 and March 31, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.
During the fiscal years ended March 31, 2019 and March 31, 2018 and during the subsequent interim period through September 12, 2019: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
On September 12, 2019, the Audit Committee of the Board recommended and the Board approved the selection of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending March 31, 2020. During the Fund’s fiscal years ended March 31, 2019 and March 31, 2018, and the subsequent interim period through September 12, 2019, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 11 — AUDITOR CHANGE (continued)

(ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
NOTE 12 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2019, the Fund paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.0012	November 1, 2019	Daily
Class C	NII	$0.0003	November 1, 2019	Daily
Class I	NII	$0.0012	November 1, 2019	Daily
Class L	NII	$0.0012	November 1, 2019	Daily
Class O	NII	$0.0012	November 1, 2019	Daily
Class W	NII	$0.0012	November 1, 2019	Daily
All Classes	STCG	$0.0000*	November 1, 2019	October 30, 2019

NII – Net investment income
STCG – Short-term capital gain
*
Amount rounds to $0.0000.

Reorganization: On November 8, 2019, Voya Government Money Market Fund, a series of Voya Series Fund, Inc. (the “Predecessor Fund”) reorganized into the Fund (the “Reorganization”). As a result of the Reorganization, each shareholder of the Predecessor Fund received shares of the Fund of equal value. The purpose of the Reorganization was to facilitate certain share class conversions and a share class conversion feature. The Fund was organized expressly for the purpose of succeeding the Predecessor Fund. The Fund has substantially the same investment strategy and policies as those of the Predecessor Fund. In addition, the respective share classes of the Fund assumed the performance, financial and other historical information of the Fund. The Reorganization will be tax-free for U.S. federal income tax purposes.
Class conversion: On May 23, 2019, the Board approved the conversion for the Fund’s Class L and Class O shares to Class A shares. Beginning on or about the close of business on November 22, 2019, all outstanding Class L and Class O shares of the Fund will be converted to Class A shares.
On May 23, 2019, the Board approved the conversion for the Fund’s Class C shares to Class A shares. Beginning on or about January 2, 2020, all outstanding Class C shares of the Fund will automatically convert to Class A shares of the Fund after they have been held for a ten-year holding period.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of September 30, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 17.5%
5,000,000	Fannie Mae, 1.890%, (SOFRRATE + 0.070)%, 10/30/2019	$5,000,000	2.3
600,000	Federal Farm Credit Banks Funding Corp., 2.057%, (US0001M + 0.000)%, 06/19/2020	600,005	0.3
500,000	Federal Farm Credit Banks Funding Corp., 2.198%, (US0001M + 0.170)%, 11/14/2019	500,126	0.2
550,000	Federal Farm Credit Banks, 1.845%, (FEDL01 + 0.015)%, 10/28/2019	549,984	0.3
2,300,000	Federal Farm Credit Banks, 1.970%, (FEDL01 + 0.140)%, 03/23/2020	2,300,755	1.1
5,000,000	Federal Farm Credit Banks, 2.016%, (US0001M + (0.030)%), 04/22/2020	4,999,220	2.3
7,000,000	Federal Farm Credit Banks, 2.026%, (US0001M + 0.010)%, 07/02/2020	7,000,000	3.2
2,000,000	Federal Farm Credit Banks, 2.096%, (US0001M + 0.050)%, 02/21/2020	2,000,601	0.9
550,000	Federal Farm Credit Banks, 2.099%, (US0001M + 0.050)%, 02/10/2020	550,146	0.3
1,500,000	Federal Home Loan Banks, 1.885%, (SOFRRATE + 0.065)%, 03/26/2020	1,500,000	0.7
4,000,000	Federal Home Loan Banks, 1.920%, (SOFRRATE + 0.100)%, 07/29/2020	4,000,000	1.9
6,000,000	Federal Home Loan Banks, 2.008%, (US0001M + (0.010)%), 03/25/2020	6,000,000	2.8
2,500,000	Freddie Mac, 1.830%, (SOFRRATE + 0.010)%, 02/21/2020	2,499,493	1.2
	Total U.S. Government Agency Debt (Cost $37,500,330)	37,500,330	17.5

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENT: 76.3%
	Repurchase Agreement: 76.3%
11,000,000	Deutsche Bank Repurchase Agreement dated 9/30/19, 2.15%, due 10/1/19, $11,000,657 to be received upon repurchase (Collateralized by $13,652,741, U.S. Treasury Interest, 0.00%, Market Value plus accrued interest $11,330,000 due 2/15/30)	$11,000,000	5.1
24,188,000	Deutsche Bank Repurchase Agreement dated 9/30/19, 2.40%, due 10/1/19, $24,189,613 to be received upon repurchase (Collateralized by $22,398,300, U.S. Treasury, 1.750%-3.125%, Market Value plus accrued interest $24,671,837 due 6/15/22-5/15/48)	24,188,000	11.2
129,000,000	Deutsche Bank Repurchase Agreement dated 9/30/2019, 2.40%, due 10/1/19, $129,008,600 to be received upon repurchase (Collateralized by $128,461,400, U.S. Treasury Note, 2.125%, Market Value plus accrued interest $131,580,057 due 3/31/24)	129,000,000	60.0
	Total U.S. Treasury Repurchase Agreement (Cost $164,188,000)	164,188,000	76.3
	Total Investments in Securities (Cost $201,688,330)	$201,688,330	93.8
	Assets in Excess of Other Liabilities	13,425,418	6.2
	Net Assets	$215,113,748	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

Reference Rate Abbreviations:
FEDL01
Federal Funds Effective Rate

SOFRRATE
Secured Overnight Financing Rate

US0001M
1-month LIBOR

At September 30, 2019, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of September 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$37,500,330	$—	$37,500,330
U.S. Treasury Repurchase Agreement	—	164,188,000	—	164,188,000
Total Investments, at fair value	$—	$201,688,330	$—	$201,688,330

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of September 30, 2019:
Counterparty	U.S. Treasury Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$164,188,000	$(164,188,000)	$—
Totals	$164,188,000	$(164,188,000)	$—

(1)
Collateral with a fair value of  $167,581,894 has been pledged in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163308 (0919-111619)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed in Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Auditor Change.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	December 6, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	December 6, 2019